The Huntington Funds
Huntington Fixed Income Securities Fund
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Supplement to current Statement of Additional Information dated August 1, 2009

As of October 2, 2009, Exchange Traded Funds (“ETFs”) are an acceptable (but not principal) investment for the Huntington Fixed Income Securities Fund. Accordingly, under the section entitled “Securities in Which the Funds Invest” in the investment table for the Income Funds, please replace the column for the Huntington Fixed Income Securities Fund in its entirety with the following:

INCOME FUNDS	Fixed Income Securities Fund
Fixed Income Securities
Treasury Receipts	A
U.S. Treasury Obligations	A
U.S. Government Agency Securities	P
Bonds	A
Certificates of Deposit	A
Corporate Debt Securities	P
Commercial Paper	A
Demand Notes	A
Taxable Municipal Securities	A
Mortgage-backed Securities	A
Mortgage Dollar Rolls	A
Asset Backed Securities (Non-mortgage)	A
Zero Coupon Securities	A
Bankers' Acceptances	A
Credit Enhancement	A
Investment Grade Securities	A
Convertible Securities	A
Tax Exempt Securities
General Obligation Bonds	A
Special Revenue Bonds	A
Tax Exempt Commercial Paper	A
Tax Increment Financing Bonds	A
Municipal Notes	A
Variable Rate Instruments	A
Municipal Leases	A
Foreign Securities
Currency Exchange Transaction	N
Foreign Forward Currency Contracts	A
Derivative Contracts
Options	A
Options on equities	A
Options on debt securities	A
Options on stock indices	A
Options on futures	A
Options on stock index futures	A
Futures	A
Interest rate futures	A
Stock index futures	A
INCOME FUNDS (continued)	Fixed Income Securities Fund
Foreign Currency Futures	N
Other commodity futures	N
Special Transactions	A
Repurchase Agreements	A
Reverse Repurchase Agreements	A
Delayed Delivery Transactions	A
Securities Lending	A
Illiquid Securities	A
Restricted Securities	A
Time Deposits	A
When-Issued Securities	A
Yankee Bonds	A
Investment Company Securities	A
Equity Securities
Common Stocks	N
Preferred Stocks	A
Real Estate Investment Trusts	A
Warrants	A
Index-Based Securities/ETFs	A

October 2, 2009